Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2018
Securitizations and Variable Interest Entities [Abstract]
Balance Sheet Transactions With VIEs
Table 9.1 provides the classifications of assets and liabilities in our balance sheet for our transactions with VIEs.

Table 9.1: Balance Sheet Transactions with VIEs

(in millions)	VIEs that we do not consolidate	VIEs that we consolidate		Transfers that we account for as secured borrowings	Total
December 31, 2018
Cash and due from banks	$—	139		—	139
Interest-earning deposits with banks	—	8		—	8
Debt securities:
Trading debt securities	2,110	45		200	2,355
Available-for-sale debt securities (1)	2,686	—		317	3,003
Held-to-maturity debt securities	510	—		—	510
Loans	1,433	13,564		94	15,091
Mortgage servicing rights	14,761	—		—	14,761
Derivative assets	53	—		—	53
Equity securities	11,041	85		—	11,126
Other assets	—	221		6	227
Total assets	32,594	14,062		617	47,273
Short-term borrowings	—	—		493	493
Derivative liabilities	26	—	(2)	—	26
Accrued expenses and other liabilities	231	191	(2)	8	430
Long-term debt	3,870	816	(2)	93	4,779
Total liabilities	4,127	1,007		594	5,728
Noncontrolling interests	—	34		—	34
Net assets	$28,467	13,021		23	41,511
December 31, 2017
Cash and due from banks	$—	116		—	116
Interest-earning deposits with banks	—	371		—	371
Debt securities:
Trading debt securities	1,305	—		201	1,506
Available-for-sale debt securities (1)	3,288	—		358	3,646
Held-to-maturity debt securities	485	—		—	485
Loans	4,274	12,482		110	16,866
Mortgage servicing rights	13,628	—		—	13,628
Derivative assets	44	—		—	44
Equity securities	10,740	306		—	11,046
Other assets	—	342		6	348
Total assets	33,764	13,617		675	48,056
Short-term borrowings	—	—		522	522
Derivative liabilities	106	5	(2)	—	111
Accrued expenses and other liabilities	244	132	(2)	10	386
Long-term debt	3,590	1,479	(2)	111	5,180
Total liabilities	3,940	1,616		643	6,199
Noncontrolling interests	—	283		—	283
Net assets	$29,824	11,718		32	41,574

(1)	Excludes certain debt securities related to loans serviced for the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC) and GNMA.

(2)	There were no VIE liabilities with recourse to the general credit of Wells Fargo for the periods presented.

Unconsolidated VIEs
Table 9.2 provides a summary of unconsolidated VIEs with which we have significant continuing involvement, but we are not the primary beneficiary. We do not consider our continuing involvement in an unconsolidated VIE to be significant when it relates to third-party sponsored VIEs for which we were not the transferor (unless we are servicer and have other significant forms of involvement) or if we were the sponsor only or sponsor and servicer but do not have any other forms of significant involvement.
Significant continuing involvement includes transactions where we were the sponsor or transferor and have other significant forms of involvement. Sponsorship includes transactions with unconsolidated VIEs where we solely or materially participated in the initial design or structuring of the entity or marketing of the transaction to investors. When we transfer assets to a VIE and account for the transfer as a sale, we are considered the transferor. We consider investments in securities (other than those held temporarily in trading), loans, guarantees, liquidity agreements, written options and servicing of collateral to be other forms of involvement that may be significant. We have excluded certain transactions with unconsolidated VIEs from the balances presented in the following table where we have determined that our continuing involvement is not significant due to the temporary nature and size of our variable interests, because we were not the transferor or because we were not involved in the design of the unconsolidated VIEs. We also exclude from the table secured borrowing transactions with unconsolidated VIEs (for information on these transactions, see the Transactions with Consolidated VIEs and Secured Borrowings section in this Note).
Table 9.2: Unconsolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Debt and equity interests (1)	Servicing assets	Derivatives	Other commitments and guarantees	Net assets
December 31, 2018
Residential mortgage loan securitizations:
Conforming (2)	$1,172,833	2,377	13,811	—	(171)	16,017
Other/nonconforming	10,596	453	57	—	—	510
Commercial mortgage securitizations	153,350	2,409	893	(22)	(40)	3,240
Collateralized debt obligations:
Debt securities	659	—	—	5	(20)	(15)
Loans (3)	—	—	—	—	—	—
Asset-based finance structures	304	205	—	—	—	205
Tax credit structures	35,185	12,087	—	—	(3,870)	8,217
Collateralized loan obligations	2	—	—	—	—	—
Investment funds	185	42	—	—	—	42
Other (4)	1,688	207	—	44	—	251
Total	$1,374,802	17,780	14,761	27	(4,101)	28,467
		Maximum exposure to loss
		Debt and equity interests (1)	Servicing assets	Derivatives	Other commitments and guarantees	Total exposure
Residential mortgage loan securitizations:
Conforming		$2,377	13,811	—	1,183	17,371
Other/nonconforming		453	57	—	—	510
Commercial mortgage securitizations		2,409	893	28	11,563	14,893
Collateralized debt obligations:
Debt securities		—	—	5	20	25
Loans (3)		—	—	—	—	—
Asset-based finance structures		205	—	—	71	276
Tax credit structures		12,087	—	—	1,420	13,507
Collateralized loan obligations		—	—	—	—	—
Investment funds		42	—	—	—	42
Other (4)		207	—	45	158	410
Total		$17,780	14,761	78	14,415	47,034

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		Carrying value - asset (liability)
(in millions)	Total VIE assets	Debt and equity interests (1)	Servicing assets	Derivatives	Other commitments and guarantees	Net assets
December 31, 2017
Residential mortgage loan securitizations:
Conforming (2)	$1,169,410	2,100	12,665	—	(190)	14,575
Other/nonconforming	14,175	598	73	—	—	671
Commercial mortgage securitizations	144,650	2,198	890	28	(34)	3,082
Collateralized debt obligations:
Debt securities	1,031	—	—	5	(20)	(15)
Loans (3)	1,481	1,443	—	—	—	1,443
Asset-based finance structures	2,333	1,867	—	—	—	1,867
Tax credit structures	31,852	11,258	—	—	(3,590)	7,668
Collateralized loan obligations	23	1	—	—	—	1
Investment funds	225	50	—	—	—	50
Other (4)	2,257	577	—	(95)	—	482
Total	$1,367,437	20,092	13,628	(62)	(3,834)	29,824
		Maximum exposure to loss
		Debt and equity interests (1)	Servicing assets	Derivatives	Other commitments and guarantees	Total exposure
Residential mortgage loan securitizations:
Conforming		$2,100	12,665	—	1,137	15,902
Other/nonconforming		598	73	—	—	671
Commercial mortgage securitizations		2,198	890	42	10,202	13,332
Collateralized debt obligations:
Debt securities		—	—	5	20	25
Loans (3)		1,443	—	—	—	1,443
Asset-based finance structures		1,867	—	—	71	1,938
Tax credit structures		11,258	—	—	1,175	12,433
Collateralized loan obligations		1	—	—	—	1
Investment funds		50	—	—	—	50
Other (4)		577	—	120	157	854
Total		$20,092	13,628	167	12,762	46,649

(1)
Includes total equity interests of $11.0 billion and $10.7 billion at December 31, 2018 and 2017, respectively. Also includes debt interests in the form of both loans and securities. Excludes certain debt securities held related to loans serviced for FNMA, FHLMC and GNMA.

(2)
Excludes assets and related liabilities with a recorded carrying value on our balance sheet of $1.2 billion and $2.2 billion at December 31, 2018 and 2017, respectively, for certain delinquent loans that are eligible for repurchase from GNMA loan securitizations. The recorded carrying value represents the amount that would be payable if the Company was to exercise the repurchase option. The carrying amounts are excluded from the table because the loans eligible for repurchase do not represent interests in the VIEs.

(3)
Represents senior loans to trusts that are collateralized by asset-backed securities. The trusts invested in senior tranches from a diversified pool of U.S. asset securitizations, of which all were current and 100% were rated as investment grade by the primary rating agencies at December 31, 2017. These senior loans were accounted for at amortized cost and were subject to the Company’s allowance and credit charge-off policies. The securitization was terminated in first quarter 2018.

(4)
Includes structured financing and credit-linked note structures. At December 31, 2017, also contains investments in auction rate securities (ARS) issued by VIEs that we did not sponsor and, accordingly, are unable to obtain the total assets of the entity.

Cash Flows From Sales and Securitization Activity
Table 9.3 presents the cash flows for our transfers accounted for as sales in which we have a continuing involvement with the transferred financial assets.
Table 9.3: Cash Flows From Sales and Securitization Activity

	Year ended December 31,
	2018		2017		2016
(in millions)	Mortgage loans	Other financial assets	Mortgage loans	Other financial assets	Mortgage loans	Other financial assets
Proceeds from securitizations and whole loan sales	$193,721	—	228,282	25	252,723	347
Fees from servicing rights retained	3,337	—	3,352	—	3,492	—
Cash flows from other interests held (1)	698	1	2,218	1	2,898	1
Repurchases of assets/loss reimbursements (2):
Non-agency securitizations and whole loan transactions	3	—	12	—	26	—
Agency securitizations (3)	96	—	92	—	133	—
Servicing advances, net of repayments	(154)	—	(269)	—	(218)	—

(1)	Cash flows from other interests held include principal and interest payments received on retained bonds and excess cash flows received on interest-only strips.

(2)
Consists of cash paid to repurchase loans from investors and cash paid to investors to reimburse them for losses on individual loans that are already liquidated. In addition, during 2018 and 2017, we paid nothing to third-party investors to settle repurchase liabilities on pools of loans, compared with $11 million in 2016.

(3)
Represent loans repurchased from GNMA, FNMA, and FHLMC under representation and warranty provisions included in our loan sales contracts. Excludes $7.8 billion in delinquent insured/guaranteed loans that we service and have exercised our option to purchase out of GNMA pools in 2018, compared with $8.6 billion and $9.9 billion in 2017 and 2016, respectively. These loans are predominantly insured by the FHA or guaranteed by the VA.

Residential Mortgage Servicing Rights
Table 9.4 presents the key weighted-average assumptions we used to measure residential mortgage servicing rights at the date of securitization.

Table 9.4: Residential Mortgage Servicing Rights

	Residential mortgage servicing rights
	2018	2017	2016
Year ended December 31,
Prepayment speed (1)	10.6%	11.5	11.7
Discount rate	7.4	7.0	6.5
Cost to service ($ per loan) (2)	$128	132	132

(1)
The prepayment speed assumption for residential mortgage servicing rights includes a blend of prepayment speeds and default rates. Prepayment speed assumptions are influenced by mortgage interest rate inputs as well as our estimation of drivers of borrower behavior.

(2)	Includes costs to service and unreimbursed foreclosure costs, which can vary period to period depending on the mix of modified government-guaranteed loans sold to GNMA.

Retained Interests from Unconsolidated VIEs
Table 9.5 provides key economic assumptions and the sensitivity of the current fair value of residential mortgage servicing rights and other interests held to immediate adverse changes in those assumptions. “Other interests held” relate to residential and commercial mortgage loan securitizations. Residential mortgage-backed securities retained in securitizations issued through GSEs, such as FNMA, FHLMC and GNMA, are excluded from the table because these securities have a remote risk of credit loss due to the GSE guarantee. These securities also have economic characteristics similar to GSE mortgage-backed securities that we purchase, which are not included in the table. Subordinated interests include only those bonds whose credit rating was below AAA by a major rating agency at issuance. Senior interests include only those bonds whose credit rating was AAA by a major rating agency at issuance. The information presented excludes trading positions held in inventory.
Table 9.5: Retained Interests from Unconsolidated VIEs

		Other interests held
	Residential mortgage servicing rights (1)	Interest-only strips	Commercial (2)
($ in millions, except cost to service amounts)			Subordinated bonds	Senior bonds
Fair value of interests held at December 31, 2018	$14,649	16	668	309
Expected weighted-average life (in years)	6.5	3.6	7.0	5.7

Key economic assumptions:
Prepayment speed assumption (3)	9.9%	17.7
Decrease in fair value from:
10% adverse change	$530	1
25% adverse change	1,301	1

Discount rate assumption	8.1%	14.5	4.3	3.7
Decrease in fair value from:
100 basis point increase	$615	—	37	14
200 basis point increase	1,176	1	72	28

Cost to service assumption ($ per loan)	106
Decrease in fair value from:
10% adverse change	316
25% adverse change	787

Credit loss assumption			5.1%	—
Decrease in fair value from:
10% higher losses			$2	—
25% higher losses			5	—
Fair value of interests held at December 31, 2017	$13,625	19	596	468
Expected weighted-average life (in years)	6.2	3.3	6.7	5.2

Key economic assumptions:
Prepayment speed assumption (3)	10.5%	20.0
Decrease in fair value from:
10% adverse change	$565	1
25% adverse change	1,337	2

Discount rate assumption	6.9%	14.8	4.1	3.1
Decrease in fair value from:
100 basis point increase	$652	—	32	20
200 basis point increase	1,246	1	61	39

Cost to service assumption ($ per loan)	143
Decrease in fair value from:
10% adverse change	467
25% adverse change	1,169

Credit loss assumption			1.8%	—
Decrease in fair value from:
10% higher losses			$—	—
25% higher losses			—	—

(1)	See narrative following this table for a discussion of commercial mortgage servicing rights.

(2)
Prepayment speed assumptions do not significantly impact the value of commercial mortgage securitization bonds as the underlying commercial mortgage loans experience significantly lower prepayments due to certain contractual restrictions, impacting the borrower’s ability to prepay the mortgage.

(3)
The prepayment speed assumption for residential mortgage servicing rights includes a blend of prepayment speeds and default rates. Prepayment speed assumptions are influenced by mortgage interest rate inputs as well as our estimation of drivers of borrower behavior.

Off-Balance Sheet Loans Sold Or Securitized
Table 9.6 presents information about the principal balances of off-balance sheet loans that were sold or securitized, including residential mortgage loans sold to FNMA, FHLMC, GNMA and other investors, for which we have some form of continuing involvement (including servicer). Delinquent loans include loans 90 days or more past due and loans in bankruptcy, regardless of delinquency status. For loans sold or securitized where servicing is our only form of continuing involvement, we would only experience a loss if we were required to repurchase a delinquent loan or foreclosed asset due to a breach in representations and warranties associated with our loan sale or servicing contracts.

Table 9.6: Off-Balance Sheet Loans Sold or Securitized

					Net charge-offs
	Total loans		Delinquent loans and foreclosed assets (1)		Year ended
	December 31,		December 31,		December 31,
(in millions)	2018	2017	2018	2017	2018	2017
Commercial:
Real estate mortgage	$105,173	100,875	1,008	2,839	739	1,027
Total commercial	105,173	100,875	1,008	2,839	739	1,027
Consumer:
Real estate 1-4 family first mortgage	1,097,128	1,126,208	8,947	13,393	466	735
Total consumer	1,097,128	1,126,208	8,947	13,393	466	735
Total off-balance sheet sold or securitized loans (2)	$1,202,301	1,227,083	9,955	16,232	1,205	1,762

(1)	Includes $675 million and $1.2 billion of commercial foreclosed assets and $582 million and $879 million of consumer foreclosed assets at December 31, 2018 and 2017, respectively.

(2)
At December 31, 2018 and 2017, the table includes total loans of $1.1 trillion at both dates, delinquent loans of $6.4 billion and $9.1 billion, and foreclosed assets of $442 million and $619 million, respectively, for FNMA, FHLMC and GNMA. Net charge-offs exclude loans sold to FNMA, FHLMC and GNMA as we do not service or manage the underlying real estate upon foreclosure and, as such, do not have access to net charge-off information.

Transactions With Consolidated VIEs And Secured Borrowings
Table 9.7 presents a summary of financial assets and liabilities for asset transfers accounted for as secured borrowings and involvements with consolidated VIEs. Carrying values of “Assets” are presented using GAAP measurement methods, which may include fair value, credit impairment or other adjustments, and therefore in some instances will differ from “Total VIE assets.” For VIEs that obtain exposure synthetically through derivative instruments, the remaining notional amount of the derivative is included in “Total VIE assets.” On the consolidated balance sheet, we separately disclose the consolidated assets of certain VIEs that can only be used to settle the liabilities of those VIEs.

Table 9.7: Transactions with Consolidated VIEs and Secured Borrowings

		Carrying value
(in millions)	Total VIE assets	Assets	Liabilities	Noncontrolling interests	Net assets
December 31, 2018
Secured borrowings:
Municipal tender option bond securitizations	$627	523	(501)	—	22
Residential mortgage securitizations	95	94	(93)	—	1
Total secured borrowings	722	617	(594)	—	23
Consolidated VIEs:
Commercial and industrial loans and leases	8,215	8,204	(477)	(14)	7,713
Nonconforming residential mortgage loan securitizations	1,947	1,732	(521)	—	1,211
Commercial real estate loans	3,957	3,957	—	—	3,957
Structured asset finance	—	—	—	—	—
Investment funds	155	155	(5)	(15)	135
Other	14	14	(4)	(5)	5
Total consolidated VIEs	14,288	14,062	(1,007)	(34)	13,021
Total secured borrowings and consolidated VIEs	$15,010	14,679	(1,601)	(34)	13,044
December 31, 2017
Secured borrowings:
Municipal tender option bond securitizations	$658	565	(532)	—	33
Residential mortgage securitizations	113	110	(111)	—	(1)
Total secured borrowings	771	675	(643)	—	32
Consolidated VIEs:
Commercial and industrial loans and leases	9,116	8,626	(915)	(29)	7,682
Nonconforming residential mortgage loan securitizations	2,515	2,212	(694)	—	1,518
Commercial real estate loans	2,378	2,378	—	—	2,378
Structured asset finance	10	6	(4)	—	2
Investment funds	305	305	(2)	(230)	73
Other	100	90	(1)	(24)	65
Total consolidated VIEs	14,424	13,617	(1,616)	(283)	11,718
Total secured borrowings and consolidated VIEs	$15,195	14,292	(2,259)	(283)	11,750